Employees and Personnel Costs - Wages and Salaries (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employees and Personnel Costs
Wages and Salaries	kr 49,608	kr 22,173
Parent Company | Board and executive management
Employees and Personnel Costs
Wages and Salaries	19,211	13,109
Parent Company | Other employees
Employees and Personnel Costs
Wages and Salaries	15,598	6,091
Subsidiaries | Board and executive management
Employees and Personnel Costs
Wages and Salaries	3,184	kr 2,973
Subsidiaries | Other employees
Employees and Personnel Costs
Wages and Salaries	kr 11,615